Consolidated Balance Sheets - EUR (€) € in Millions		Dec. 31, 2023	Dec. 31, 2022
Assets
Cash and cash equivalents		€ 7,004.7	€ 7,268.3
Short-term investments		5.4	107.7
Accounts receivable, net		4,334.1	5,323.8
Finance receivables, net		1,379.2	1,356.7
Current tax assets		1,001.2	33.4
Contract assets		240.1	131.9
Inventories, net		8,850.7	7,199.7
Other assets	[1]	1,578.5	1,643.4
Total current assets		24,393.9	23,064.9
Finance receivables, net		60.6	0.0
Deferred tax assets		1,872.3	1,672.8
Loan receivable	[2]	929.2	364.4
Other assets	[3]	651.8	739.8
Equity method investments		919.6	923.6
Goodwill		4,588.6	4,555.6
Other intangible assets, net		741.7	842.4
Property, plant and equipment, net		5,493.2	3,944.2
Right-of-use assets		306.6	192.7
Total non-current assets		15,563.6	13,235.5
Total assets		39,957.5	36,300.4
Liabilities and shareholders’ equity
Accounts payable	[4]	2,347.3	2,565.2
Accrued and other liabilities	[5]	2,177.4	1,875.9
Current tax liabilities		308.9	315.3
Current portion of long-term debt		0.1	746.2
Contract liabilities		11,441.0	12,481.0
Total current liabilities		16,274.7	17,983.6
Long-term debt		4,631.5	3,514.2
Deferred and other income tax liabilities		372.2	267.0
Contract liabilities		4,825.5	5,269.9
Accrued and other liabilities		401.2	454.9
Total non-current liabilities		10,230.4	9,506.0
Total liabilities		26,505.1	27,489.6
Issued and outstanding shares		36.0	36.3
Share premium		3,998.1	3,940.8
Treasury shares at cost		(3,306.2)	(4,641.3)
Retained earnings		12,379.5	9,046.7
Accumulated other comprehensive income		345.0	428.3
Total shareholders’ equity		13,452.4	8,810.8
Total liabilities and shareholders’ equity		€ 39,957.5	€ 36,300.4

[1]	Other assets – current includes amounts with related parties of €691.9 million and €479.9 million at December 31, 2023 and 2022, respectively.
[2]	Loan receivable includes amounts with related parties of €912.4 million and €364.4 million at December 31, 2023 and 2022, respectively.
[3]	Other assets – non-current includes amounts with related parties of €490.8 million and €620.4 million at December 31, 2023 and 2022, respectively.
[4]	Accounts payable includes amounts with related parties of €4.0 million and €269.2 million at December 31, 2023 and 2022, respectively.
[5]	Accrued and other liabilities – current includes amounts with related parties of €199.9 million and €111.2 million at December 31, 2023 and 2022, respectively.